Related Party Transactions (Tables)	6 Months Ended
Apr. 30, 2026
Related Party Transactions [Abstract]
Schedule of Related Parties with Transactions and Related Party Relationships

Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Group
Mr. Jinyu Chang (1)	Controller of the Company
Mr. Dong Zhang	10% shareholder of Topsheen Samoa, 39% shareholder of Topsheen Shipping
Mr. Christopher Nixon Cox (1)	Chairman of the Board
Mr. Hanxi Chang	Former Chief Executive Officer
Shanghai Weisheng International Logistics Co., Ltd	Controlled by Shoucheng, Lei, director of Topsheen Shipping
Topsheen Shipping Limited (Topsheen Ltd.”)	Related to Mr. Dong Zhang
Nanjing Derun Shipping Co., Ltd.	Controlled by Mr. Dong Zhang, former principal shareholder, Chief Shipping Officer and director
Top Wisdom Shipping Management Co. Limited	Related to Mr. Dong Zhang
Max Bright Marine Service Co. Ltd.	Related to Mr. Dong Zhang
Top Legend Shipping Co. Limited	Related to Mr. Dong Zhang
Top Creation International (HK) Limited	Related to Mr. Dong Zhang
Top Moral Shipping Limited	Related to Mr. Dong Zhang
New Galion Group (HK) Co. Ltd (“New Galion”)	Controlled by Dr. Guohua Zhang
High-Trend Holdings USA LLC (“High-Trend”)	Controlled by Mr. Jinyu Chang, a major shareholder of the Company
Speed Wealthy Ltd.	Controlled by Mrs.Ran Li (Mrs. Li is Dong Zhang’s spouse)

(1)	Effective March 13, 2025, Mr. Jinyu Chang resigned as the Chairman of our Board of Directors, but continued to serve as a director of the Company. Also, effective March 13, 2025, Mr. Christopher Nixon Cox was elected to serve as a director and the Chairman of our Board of Directors.

Due from related parties consisted of the following:

	April 30, 2026	October 31, 2025

Top Moral Shipping Limited (1)	$-	$366,612
Topsheen Shipping Limited (1)	46,173	1,062,196
Total	$46,173	$1,428,808

(1)	The balance mainly represents certain payments made for vessel leases, which were subsequently cancelled and was subject to refund as of October 31,2025. The balance was fully collected as of December 31, 2025.

Due to related parties consisted of the following:

	April 30, 2026	October 31, 2025
Topsheen Shipping Limited	$297,923	$-
Shanghai Weisheng International Logistics Co., Ltd.	267	10,724
Jinyu Chang	5,000	75,255
High-Trend (1)	2,373,951	5,080
Total	$2,677,141	$91,059

(1)	On April 27, 2026, High-Trend paid $2.6 million on behalf of the Company to pay off the promissory note (see Note 7). This transaction was structured as a short term promissory note due to High-Trend, payable upon maturity. For the six months ended April 30, 2026, the Company repaid $226,049 of the principal balance. As of April 30, 2026, the remaining balance of $2,373,951 was fully repaid by May 21, 2026.
Services provided by related parties
		For the six months ended April 30,	For the six months ended April 30,
		2026	2025
Topsheen Shipping Limited	Vessel leasing	$47,785,926	$22,745,704
Max Bright Marine Service Co. Ltd	Vessel leasing	2,177,656	2,192,188
Top Wisdom Shipping Management Co. Limited	Freight services	118,565	35,304
Top Creation International (HK) Limited	Vessel leasing	1,495,454	2,718,771
Nanjing Derun Shipping Co., Ltd.	Collection agent	358,836	302,839
Top Moral Shipping Limited	Vessel leasing	2,754,231	2,086,388
Top Legend Shipping Co. Limited	Vessel leasing	2,160,613	2,186,844
Total		$56,851,281	$32,268,038

The Group provides transportation/freight services to related parties frequently throughout the year pursuant to one-off arrangements.

	For the six months ended April 30,	For the six months ended April 30,
	2026	2025
Shanghai Weisheng International Logistics Co., Ltd	$31,299	$51,882
Nanjing Derun Shipping Co., Ltd	-	23,688
Total	$31,299	$75,570